Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	Calvert World Values Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0000884110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Calvert International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000884110_SupplementTextBlock	CALVERT INTERNATIONAL EQUITY FUND Supplement to Calvert Equity Funds Prospectus (Class I) dated January 31, 2015 Date of Supplement: March 5, 2015
Expense [Heading]	rr_ExpenseHeading	Effective April 1, 2015, the “Annual Fund Operating Expenses” table under the section “Fees and Expenses of the Fund” in the Fund Summary for Calvert International Equity Fund on page 17 of the Prospectus is deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Effective April 1, 2015, the table under “Fees and Expenses of the Fund – Example” in the Fund Summary for Calvert International Equity Fund on page 17 of the Prospectus is deleted and replaced with the following:
Strategy [Heading]	rr_StrategyHeading	The second paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert International Equity Fund on page 17 of the Prospectus is revised and restated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor focuses on deriving returns from individual stock selection (bottom-up). The Advisor utilizes fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark.

Risk [Heading]	rr_RiskHeading	Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert International Equity Fund on page 18 of the Prospectus, the “Management Risk” disclosure is revised and restated as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert International Equity Fund on page 18 of the Prospectus, the “Multi-Manager Risk” disclosure is deleted.

Calvert International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9,895
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	31,795
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	56,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	125,936

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.95% through January 31, 2017. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.